Fixed Assets	12 Months Ended
Dec. 31, 2011
Fixed Assets [Abstract]
Fixed Assets
2. Fixed Assets	Fixed assets consisted of the following:

December 31,	2011	2010
Laboratory equipment	$345,319	$309,057
Leasehold improvements	34,198	34,198
Computer software and equipment	28,185	28,185
Furniture and fixtures	19,123	9,836

	426,825	381,276
Less accumulated depreciation and amortization	(148,617)	(85,737)

	$278,208	$295,539

Depreciation and amortization expense for the years ended December 31, 2011 and 2010 was approximately $62,900 and $57,100, respectively. Depreciation and amortization expense was approximately $148,600 for the period from April 19, 2007 (inception) through December 31, 2011.